IQ Hedge Multi-Strategy Plus Fund
IQ Hedge Multi-Strategy Plus Fund

INDEXIQ TRUST

(the “Trust”)

IQ Hedge Multi-Strategy Plus Fund

(fka IQ ALPHA Hedge Strategy Fund)

(the “Fund”)

Class A Shares (fka Investor Class Shares)

Class I Shares (fka Institutional Class Shares)

___________

Supplement dated April 15, 2015 to the Statement of Additional Information (“SAI”)

of the Fund, dated August 28, 2014, as supplemented

___________

This supplement is being provided to inform you that, as of April 15, 2015, New York Life Investment Management Holdings LLC (“NYL Investments”) has acquired control of IndexIQ Advisors LLC (the “Investment Advisor”), the investment adviser to the Fund (the “IQ Acquisition”). This supplement provides new information concerning (i) the Fund's name, (ii) the Fund's Class A Shares (formerly known as Investor Class Shares) and the Class I Shares (formerly known as the Institutional Class Shares), (iii) the Trust's Investment Advisory Agreement with the Investment Advisor, (iv) the retention of NYLIFE Distributors LLC (“NYL Distributors” or the “Distributor”) as the new distributor of the Fund, (v) the retention of PricewaterhouseCoopers LLP as independent public registered accounting firm, and (vi) the composition of the Trust's Board of Trustees (the “Board”). Terms not defined herein shall have the meaning ascribed to them in the SAI.

Fund Name

Effective April 15, 2015, the Fund's name has been changed to “IQ Hedge Multi-Strategy Plus Fund.”

Fund Class Structure

Sales Charge Reductions and Waivers on Class A Shares

Reducing the Initial Sales Charge on Class A Shares

You may be eligible to buy Class A Shares at a reduced sales charge rate through a Right of Accumulation or a Letter of Intent, as described below. You may also be eligible for a waiver of the initial sales charge as set forth below. The Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums.

Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge applicable to the subscription by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Class A Shares. You may not include investments in Class I Shares or your interests in the Fund held through a 401(k) plan or other employee benefit plan.

Letter of Intent

Where the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Class A Shares over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Class A Shares purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of Shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of Shares purchased. A certain portion of your Shares will be held in escrow by the Transfer Agent for this purpose.

Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying Shares directly from the Fund. If you are buying Shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine Shares of the Fund held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of the Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying Shares will combine the value of all your Fund holdings based on the current NAV per Share to determine what Class A Share sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your Fund holdings or planned Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

“Spouse,” with respect to a Right of Accumulation and Letter of Intent is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Group Benefit Plan Purchases

You will not pay an initial sales charge if you purchase Class A Shares through a group retirement or other benefit plan (other than IRA plans) that meets certain criteria, including:

•	50 or more participants; or
•	an aggregate investment in Shares of any class of the Fund of $1,000,000 or more.

However, Class A Shares purchased through a group retirement or other benefit plan (other than IRA plans) may be subject to a contingent deferred sales charge (“CDSC”) upon redemption.

Purchases Through Financial Intermediaries

You may be eligible for elimination of the initial sales charge if you purchase Shares through a financial intermediary firm (such as a broker/dealer, financial adviser or financial institution) that has a contractual arrangement with the Distributor or an affiliate. The Fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the Shares, it is considered received by the Fund and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, Share class eligibility and exchange privileges.

Please read their program materials for any special provisions or additional service features that may apply to investing in the Fund through these firms.

Section 529 Plans

When Shares of the Fund are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Class A Shares without an initial sales load.

Other Waivers

There are other categories of purchasers who do not pay initial sales charges on Class A Shares, such as personnel of the Fund and of New York Life Insurance Company (“New York Life”) and its affiliates, including the Investment Advisor.

Contingent Deferred Sales Charge on Certain Class A Share Redemptions

If your initial sales charge is waived, we may impose a CDSC of 1.00% if you redeem your Shares within one year. A Contingent Deferred Sales Charge – also known as a “CDSC” or “back-end sales load,” refers to a charge that is deducted from the proceeds when you redeem Class A Shares (that is, sell Shares back to the Fund). The amount of CDSC that you pay will depend on how long you hold your Shares and decreases to zero if you hold your Shares long enough. Class A Shares that are redeemed will not be subject to a CDSC to the extent that the value of such Shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class A Shares redeemed more than one year after their purchase. The Distributor may pay a commission to financial intermediary firms on such purchases from its own resources.

The CDSC on subject Class A Shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders (“QDROs”) and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions at age 70½ for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with the Fund; (iv) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (v) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A Shares in a Fund; (vi) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (vii) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (viii) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.

The CDSC will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) an initial front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within one year of the date of purchase.

For federal income tax purposes, the amount of the CDSC generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

For more information about these considerations, call your financial adviser or the Transfer Agent at (877) 474-6339, and read the information under “Contingent Deferred Sales Charge” above.

Alternative Sales Arrangements

Initial Sales Charge Alternative on Class A Shares

The sales charge on Class A Shares is a variable percentage of the public offering price depending upon the investment orientation of the Fund and the amount of the sale. The maximum sales charge applicable to an investment in Class A Shares will be 5.50% of the offering price per Shares, which rate decreases based on the size of the subscription, as set forth in the Prospectus.

Although an investor will not pay an initial sales charge on investments of $1,000,000 or more, the Distributor, from its own resources, may pay a commission to financial intermediary firms on such investments. See “Purchases at Net Asset Value” below for more information.

The Distributor may allow the full sales charge to be retained by financial intermediary firms. The amount retained may be changed from time to time. The Distributor, at its expense, also may from time to time provide additional promotional incentives to financial intermediary firms that sell Fund Shares. A financial intermediary firm that receives a reallowance in excess of 90% of such a sales charge may be deemed to be an “underwriter” under the Securities Act of 1933.

Set forth below is an example of the method of computing the offering price of the Class A Shares. The example assumes a purchase of Class A Shares of the Fund aggregating less than $50,000 at a price based upon the NAV of Class A Shares of the Fund on April 13, 2015.

NAV per Class A Share at April 13, 2015	$10.84
Per Share Sales Charge – 5.50% of offering price (5.81% of NAV per Share)	$0.63
Class A Per Share Offering Price to the Public	$11.47

Purchases At Net Asset Value

Class A Shares of the Fund may be purchased at NAV, without payment of any sales charge, by current and former members of the Board; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through certain “wrap fee” or other programs sponsored by a financial intermediary firm (such as a broker/dealer, investment advisor or financial institution having a contractual relationship with New York Life Investments); and employees (and immediate family members) of the Investment Advisor. Class A Shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

In addition, purchase of Class A Shares in an amount less than $1,000,000 by defined contribution plans, other than 403(b)(7) TSA plans, that are sponsored by employers with 50 or more participants are treated as if such purchases were equal to an amount more than $1,000,000 but less than $4,999,999. Such purchases by defined contribution plans may be subject to a CDSC of 1% on Shares redeemed within one year of the date of purchase.

Class A Shares of the Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:

•	who invest through certain group retirement or other benefit plans (other than IRA plans) that invest directly with the Fund or through a financial intermediary or service provider that has a contractual arrangement with the Distributor or an affiliate, and that meet certain criteria, including:
o	have 50 or more participants; or
o	have an aggregate investment in Shares of any class of the Fund of $1,000,000 or more.

However, Class A Shares purchased through a group retirement or other benefit plan (other than IRA plans) may be subject to a CDSC upon redemption.

•	who invest through 529 Plans; or
•	who purchase through financial intermediary firms such as broker/dealers, investment advisers and other financial institutions, that have entered into an agreement with the Fund or the Distributor and that maintain investment advisory programs which allow for the purchase of Class A Shares at NAV.

The Fund, the Distributor, the Investment Advisor or their affiliates may pay fees to such firms and/or intermediaries in connection with these arrangements on behalf of Class A Shares. The Fund, the Distributor, the Transfer Agent or affiliates may pay fees to such financial intermediary firms in connection with these arrangements on behalf of Class A Shares.

Class I Shares of the Funds are sold at NAV.

Class I Shares may be purchased by:

•	existing Class I shareholders;
•	individuals investing directly with the Transfer Agent at least $5 million in a Fund;
•	institutional investors;
•	current Portfolio Managers of the Fund;
•	current employees of the Investment Advisor; and
•	existing members of the Board.

Please note that certain financial intermediary firms, investment platforms or investment accounts may not offer Class I Shares for initial or subsequent purchases. Therefore, if an investor moves to a different financial intermediary or the policies of the investor's current financial intermediary change the investor may not be able to hold and/or purchase Class I Shares or may be subject to additional investment minimums or other restrictions. Alternatively, the investor may maintain an account directly with the Transfer Agent in order to continue to hold and purchase Class I Shares.

For purposes of Class I Share eligibility, the term “institutional investors” includes, but is not limited to:

•	individuals purchasing through certain “wrap fee” or other programs sponsored by a financial intermediary firm (such as a broker/dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC or its affiliates;
•	investors purchasing through certain non-broker/dealer, registered investment advisory firms;
•	certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with the Distributor, or their affiliates;
•	certain financial institutions, endowments, foundations or corporations having a service arrangement with the Distributor or its affiliates;
•	certain investment advisers, dealers or registered investment companies purchasing for their own account or for the account of other institutional investors;
•	certain qualified tuition programs operating under Section 529 of the Internal Revenue Code pursuant to an agreement with the Distributor or its affiliates.

Although an investor will not pay a front-end sales charge on Class I Shares, or on Class A Share investments of $1,000,000 or more, the Distributor, from its own resources, may pay commissions to financial intermediary firms on such investments. The Distributor, from its own resources, may pay a fee based on the value of Class I Shares, at the time of sale and/or annually on Class I Shares held, to financial intermediary firms with which the Distributor has a sales or service arrangement. With respect to Class A Share investments of $1,000,000 or more in certain Funds, the dealer may receive a commission of up to:

•	1.00% on the portion of a sale from $1,000,000 to $4,999,999
•	0.75% of any portion from $5,000,000 to $9,999,999
•	0.50% on any portion of $10,000,000 or more

Commissions will be calculated on a calendar year basis. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

Investment Advisory Agreement

At a special meeting of shareholders held on March 16, 2015, the shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Investment Advisor (the “Investment Advisory Agreement”). The Investment Advisory Agreement became effective upon the closing of the IQ Acquisition on April 15, 2015, and, unless sooner terminated, will continue for an initial term ending in two years. The terms of the Investment Advisory Agreement are substantially identical to the prior investment advisory agreement between the Trust and the Investment Advisor.

Distribution Arrangements

The Board approved a change in the distribution arrangements applicable to the Trust and the Fund, effective immediately upon the closing of the IQ Acquisition. Pursuant to the new distribution arrangement, NYL Distributors, an affiliate of NYL Investments located at 169 Lackawanna Avenue, Parsippany, New Jersey 07054, has been appointed Distributor of the Fund. NYL Distributors is a broker-dealer registered with the SEC pursuant to the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc. Following its initial two-year term, the Distribution Agreement between the Trust and NYL Distributors may be terminated by either party upon 60-days' prior written notice to the other party. After the initial two-year term, the Distribution Agreement will continue in effect with respect to the Fund and each class of Shares thereof for successive one-year periods, provided that each such continuance is approved according to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Independent Registered Public Accounting Firm and Tax Advisor

For the fiscal year ended April 30, 2015, the Board appointed PricewaterhouseCoopers LLP, located at PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, to serve as independent registered public accounting firm. PricewaterhouseCoopers LLP will perform the annual audit of the Fund's financial statements.

Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, will continue as tax advisor to the Trust and will prepare the Fund's federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.

Board Composition

Effective April 15, 2015, the composition of the Board changed. The number of seats on the Board increased from three to four and Gene Chao resigned his position as an Independent Trustee of the Board. At the special meeting of shareholders of the Trust on March 16, 2015, the Trust's shareholders elected two new Independent Trustees to the Board: Michael A. Pignataro and Paul D. Schaeffer, effective as of the closing of the IQ Acquisition, which occurred on April 15, 2015. The Board now consists of three Trustees who are Independent Trustees and one Trustee who is considered to be an “interested person” of the Trust, as defined in the 1940 Act (the “Non-Independent Trustee”).

Investors Should Retain This Supplement for Future Reference